SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

March 25, 2014

VIA EDGAR

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 359 to the Registration Statement
on Form N-1A of BlackRock FundsSM (the “Trust”) relating to BlackRock
Short Obligations Fund and BlackRock Ultra-Short Obligations Fund
(each a “Fund” and collectively, the “Funds”)

Dear Mr. Ganley:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 359 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the Funds.

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on March 25, 2014.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by John Ganley of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on March 11, 2014 regarding the Trust’s Post-Effective Amendment No. 338 to its Registration Statement filed with the Commission on January 24, 2014 for the purpose of amending each Fund’s fundamental investment policy regarding concentration in a particular industry. The Staff’s comments are described below and have been summarized to the best of

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

March 25, 2014

our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectus:  Fee Table

Comment 1:    Please explain why each Fund’s Other Expenses appear to be higher than is typical for funds with similar investment strategies.

Response:    As of each Fund’s last fiscal year end, July 31, 2013, each Fund did not have outstanding any shares of beneficial interest other than shares that represent seed capital held by an affiliate of each Fund’s investment adviser. Therefore, the Funds’ Other Expenses may be higher than is typical for funds with similar investment strategies because each Fund is relatively new (the inception date is November 15, 2012 for each Fund) and has not yet achieved any significant economies of scale.

Comment 2:    Please confirm that the contractual fee waivers and expense reimbursements will remain in effect for one year after the effective date of the Prospectus.

Response:    The Trust confirms that, for each Fund, the contractual fee waivers and expense reimbursements for each of its classes will remain in effect for at least one year after the effective date of the Prospectus.

Prospectus:  Principal Investment Strategies of the Fund

Comment 3:    Each Fund has changed its fundamental policy on concentration so that it will no longer concentrate its investments in the financial services industry, however, the Funds disclose in “Fund Overview – Key Facts About BlackRock Short Obligations Fund – Principal Investment Strategies of the Fund” and “Fund Overview – Key Facts About BlackRock Ultra-Short Obligations Fund – Principal Investment Strategies of the Fund” that the Fund “invests a significant portion of its assets in securities issued by financial services companies, including banks, broker-dealers and insurance companies, and repurchase agreements secured by such obligations.” Please confirm that this disclosure accurately reflects each Fund’s investment strategy.

Response:    The Trust confirms, for each Fund, that the disclosure described above accurately reflects the Fund’s investment strategy.

March 25, 2014

Prospectus:  Performance Information

Comment 4:    Each Fund compares its performance to an index comprising solely U.S. Treasury Bills, however, each Fund may invest in a range of securities and instruments broader than U.S. Treasury Bills, including, e.g., securities issued by banks, corporations, states and municipalities. Consider whether another benchmark would be appropriate given the nature of the Funds’ investments.

Response:    The Trust has explored the use of alternative indexes in light of the Funds’ investment strategies and has researched the indexes used by competitor funds employing similar strategies. Given the average portfolio maturity and nature of the Funds’ investments, the Trust is not aware of any other available indexes of short-term fixed income investments that would provide a more meaningful basis of comparison to the Funds’ performance than the currently selected indexes.

Prospectus:  How each Fund Invests

Comment 5:    In the second paragraph under “Details about the Funds – How each Fund Invests – Short Obligations Fund” and the second paragraph under “Details about the Funds – How each Fund Invests – Ultra-Short Obligations Fund” there is a reference to the Fund investing in “derivative securities such as beneficial interests in municipal trust certificates and partnership trusts.” Please clarify the nature of these investments.

Response:    The Trust has revised the above-mentioned paragraphs to clarify that, with respect to each Fund, the Fund may invest in

“. . . political subdivisions and derivative securities that, in the opinion of counsel to the issuer of the derivative, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal obligation to a third party at periodic intervals and to receive the principal amount thereof.”

Statement of Additional Information

Comment 6:    The Staff notes that as disclosed in the section entitled “II. Investment Restrictions – Notations Regarding the Fund’s Fundamental Investment Restrictions,” each Fund interprets its policy not to concentrate its investments in a particular industry to permit investment without limit in “securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions.” Please clarify that

March 25, 2014

the above interpretation applies only to “tax-exempt” securities pursuant to Staff guidance issued in release no. IC-9785 “Certain Matters Concerning Investment Companies Investing in Tax-Exempt Securities” (Pub. Avail. May 31, 1977).

Response:    The Trust has clarified that the above interpretation only applies to tax-exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions.

Comment 7:    The Staff notes that as disclosed in the section entitled “II. Investment Restrictions – Notations Regarding the Fund’s Fundamental Investment Restrictions,” each Fund interprets its policy not to concentrate its investments in a particular industry to permit investment without limit in “securities of foreign governments.” Please remove this disclosure.

Response:    The Trust has removed the reference to “securities of foreign governments” described above and has added disclosure to the effect that for purposes of the Funds’ concentration policy, each foreign government will be considered to be a member of a separate industry.

Part C

Comment 8:    The Staff requests that section 9 of “Item 28: Exhibits” be amended to refer to legal opinions given in connection with the issuance of the Funds’ shares.

Response:    The Trust has amended section 9 of Item 28 to refer to earlier filings of the opinions of Bingham McCutchen with respect to the Funds’ shares being validly issued, fully paid and non-assessable, etc.

*    *    *    *    *    *     *    *    *    *

The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Trust’s documents.

March 25, 2014

Please do not hesitate to contact me at (212) 839-5511 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Douglas E. McCormack
Douglas E. McCormack

cc:	Benjamin Archibald
Tricia Meyer
John A. MacKinnon